Commitments and Contingencies (Details) - Schedule of future minimum lease payments required under non-cancellable lease agreements - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Schedule of future minimum lease payments required under non-cancellable lease agreements [Abstract]
2021	$ 47	$ 95
2022	16	16
2023
2024
2025
Total	$ 63	$ 111